Clifford Capital International Value Fund

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
99.44%	COMMON STOCK
4.51%	CHINA
	CITIC Group Corporation Ltd.	116,000	$105,468
	Ping An Insurance Company of China, Ltd.	24,500	111,063
			216,531
2.72%	FINLAND
	Nokia oyj ADR	34,520	130,486
16.89%	FRANCE
	Airbus SE	720	98,900
	Capgemini SE	410	81,539
	Carrefour SA	8,840	124,967
	Engie SA	5,360	76,547
	Sanofi SA ADR	3,520	170,790
	Société Générale SA	7,330	172,073
	Worldline SA(A)	7,870	85,295
			810,111
12.37%	GERMANY
	BASF SE	2,350	113,719
	Bayer AG	4,240	119,787
	Continental AG	2,110	119,538
	Fresenius Medical Care AG ADR	7,270	138,784
	Volkswagen AG Preference Shares	900	101,590
			593,418
1.65%	HONG KONG
	CK Hutchison Holdings Ltd.	16,500	79,024
2.46%	ITALY
	Enel S.p.A.	16,940	117,814
2.18%	JAPAN
	Astellas Pharma, Inc.(A)	10,600	104,755

Clifford Capital International Value Fund

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
5.99%	NETHERLANDS
	Koninklijke Ahold Delhaize NV	3,910	$115,531
	Koninklijke Philips NV(A)	6,815	171,738
			287,269
8.53%	SPAIN
	Banco Santander SA ADR	53,070	245,714
	Telefonica SA ADR	38,770	163,222
			408,936
3.02%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR	23,490	144,933
6.04%	SWITZERLAND
	Roche Holding AG	690	191,613
	The Swatch Group Ltd.	480	98,329
			289,942
30.81%	UNITED KINGDOM
	Aviva plc	18,590	111,999
	BAE Systems plc	5,670	94,610
	BT Group plc	100,020	177,451
	HSBC Holdings plc ADR	3,150	137,025
	Liberty Global Ltd.(A)	9,060	157,916
	Reckitt Benckiser Group plc	2,040	110,422
	Rentokil Initial plc	23,840	138,987
	Shell plc ADR	2,660	191,999
	Unilever plc ADR	2,960	162,770
	Vodafone Group plc ADR	21,940	194,608
			1,477,787
2.27%	UNITED STATES
	Schlumberger Ltd.	2,310	108,986

Clifford Capital International Value Fund

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
99.44%	TOTAL COMMON STOCK	4,769,992
99.44%	TOTAL INVESTMENTS	$4,769,992
0.56%	Other assets net of liabilities	26,792
100.00%	NET ASSETS	$4,796,784

(A)Non-income producing

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$4,769,992		$4,769,992
TOTAL INVESTMENTS		$4,769,992		$4,769,992

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,929,986, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$281,837
Gross unrealized depreciation	(441,830)
Net unrealized appreciation	$(159,994)